Net Income and Other Comprehensive Income (Loss) - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis Of Income And Expense [Abstract]
Dividend income	$ 296	$ 10	$ 396	$ 328
Rental income	85		70	61
Others	150		234	447
Other income	$ 531	$ 18	$ 700	$ 836